OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2018	2017
Deferred gain on sale and leaseback	2,227	2,485
Other long term liabilities	5,051	5,574
	7,278	8,059